Weighted Average Assumptions Relating to Valuation of Stock Options (Detail) - 12 months ended Apr. 27, 2013 - $ / shares	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants	$ 7.80
Volatility	86.13%
Risk-free interest rate	0.67%
Expected life	5 years
Expected dividend yield	0.00%